REVENUES (Textual) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue Recognition [Abstract]
Initial Franchise Fees	$ 547	¥ 3,430	¥ 4,764	$ 3,581	¥ 23,302	¥ 15,566	¥ 16,518
Recurring franchise fees	$ 3,950	¥ 24,780	¥ 19,840	$ 11,791	¥ 76,711	¥ 47,966	¥ 44,275